Security Income Fund

805 King Farm Blvd., Suite 600

Rockville, Maryland 20850

Supplement Dated October 3, 2012

to the Prospectus and Statement of Additional Information (“SAI”) Dated March 1, 2012

This supplement provides new and additional information beyond that contained in the currently effective Prospectus and SAI for Total Return Bond Fund, Macro Opportunities Fund and Floating Rate Strategies Fund (each, a “Fund” and together, the “Funds”):

Effective immediately, the following changes are made to the Funds’ Prospectus and SAI.

Prospectus

The “Annual Fund Operating Expenses” table and the “Example” section for the Total Return Bond Fund on page 1 of the Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	A-Class	C-Class	Institutional Class
Management Fees	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other expenses[1]	0.76%	0.76%	0.56%
Dividend and Interest Expenses	0.08%	0.08%	0.08%
Remaining Other Expenses	0.68%	0.68%	0.48%
Total Annual Fund Operating Expenses	1.51%	2.26%	1.06%
Fee Waiver (and/or expense reimbursement)[2]	-0.55%	-0.55%	-0.48%
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	0.96%	1.71%	0.58%

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]

The Investment Manager has contractually agreed through March 1, 2013 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A – 0.88%, Class C – 1.63% and Institutional Class – 0.50%. The Fund may have “Total annual fund operating expenses after fee waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights) and it can be terminated by the Fund’s Board of Directors, subject to the recoupment rights of the Investment Manager.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your cost would be:

	Redeemed		Not Redeemed
Class	1 Year	3 Years	1 Year	3 Years
A	$568	$878	$568	$878
C	$274	$654	$174	$654
Institutional	$59	$289	$59	$289

The “Annual Fund Operating Expenses” table and the “Example” section for the Macro Opportunities Fund on page 6 of the Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	A-Class	C-Class	Institutional Class
Management Fees	0.89%	0.89%	0.89%
Distribution (12b-1) Fees	0.25%	1.00%	None
Other expenses[1]	0.82%	0.82%	0.62%
Dividend and Interest Expenses	0.14%	0.14%	0.14%
Remaining Other Expenses	0.68%	0.68%	0.48%
Total Annual Fund Operating Expenses	1.96%	2.71%	1.51%
Fee Waiver (and/or expense reimbursement)[2]	-0.46%	-0.46%	-0.42%
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	1.50%	2.25%	1.09%

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]

The Investment Manager has contractually agreed through March 1, 2013 to waive fees to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A – 1.36%, Class C – 2.11% and Institutional Class – 0.95%. The Fund may have “Total annual fund operating expenses after fee waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights) and it can be terminated by the Fund’s Board of Directors, subject to the recoupment rights of the Investment Manager.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your cost would be:

	Redeemed		Not Redeemed
Class	1 Year	3 Years	1 Year	3 Years
A	$620	$1,019	$620	$1,019
C	$328	$798	$228	$798
Institutional	$111	$436	$111	$436

The “Annual Fund Operating Expenses” table and the “Example” section for the Floating Rate Strategies Fund on page 11 of the Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	A-Class	C-Class	Institutional Class
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other expenses[1]	0.73%	0.73%	0.53%
Dividend and Interest Expenses	0.08%	0.08%	0.08%
Remaining Other Expenses	0.65%	0.65%	0.45%
Total Annual Fund Operating Expenses	1.63%	2.38%	1.18%
Fee Waiver (and/or expense reimbursement)[2]	-0.53%	-0.53%	-0.32%
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)	1.10%	1.85%	0.86%

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]

The Investment Manager has contractually agreed through March 1, 2013 to waive fees to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A – 1.02%, Class C – 1.77% and Institutional Class – 0.78%. The Fund may have “Total annual fund operating expenses after fee waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights) and it can be terminated by the Fund’s Board of Directors, subject to the recoupment rights of the Investment Manager.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your cost would be:

	Redeemed		Not Redeemed
Class	1 Year	3 Years	1 Year	3 Years
A	$582	$915	$582	$915
C	$288	$692	$188	$692
Institutional	$88	$343	$88	$343

The subsection entitled “Credit Risk” in the section entitled “Additional Information Regarding Investment Objectives and Strategies” on page 18 in the Prospectus is replaced in its entirety with the following:

Credit Risk – It is possible that some issuers of fixed-income securities will not make payments on debt securities held by a Fund, or there could be defaults on repurchase agreements held by a Fund. This risk may be especially acute with respect to high yield securities (i.e., “junk bonds”). Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the credit quality rating of a security can affect its liquidity and make it more difficult for a Fund to sell. Any applicable limitation on the credit quality of a security in which a Fund may invest is applied at the time the Fund purchases the security.

Credit quality is a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong capacity with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less. An issuer with the lowest credit quality rating may be in default or have extremely poor prospects of making timely payment of interest and principal. See Appendix A of the Statement of Additional Information for a more complete discussion of the meaning of the different credit quality ratings. Investment grade securities are fixed-income securities that have been determined by a nationally recognized statistical rating organization to have a medium to high probability of being paid (although there is always a risk of default), or which, if unrated, have been determined by Guggenheim Investments to be of comparable quality. Investment grade securities are designated BBB, A, AA or AAA by Standard & Poor’s Ratings Group, Fitch Investors Service, Inc. and Dominion Bond Rating Service Ltd., and Baa, A, Aa or Aaa by Moody’s Investors Service, or have been determined by the Investment Manager to be of comparable quality.

Syndicated bank loans and other loans in which a Fund may invest are generally rated lower than investment grade credit quality, e.g., rated lower than “Baa” by Moody’s Investors Service (“Moody’s”) or “BBB” by Standard & Poor’s Corporation (“S&P”), or have been issued by issuers who have issued other debt securities which, if rated, would be rated lower than investment grade credit quality. Bridge loans in which a Fund may invest are generally unrated although the borrowers and their loans typically would be rated below investment grade. Investment decisions will be based largely on the credit risk analysis performed by the Investment Manager and not on rating agency evaluations. This analysis may be difficult to perform. Information about a loan and its issuer generally is not available in the public domain. Many issuers have not issued securities to the public and are not subject to reporting requirements under federal securities laws and generally little public information exists about these companies. Generally, however, issuers are required to provide financial information to lenders, and information may be available from other loan participants or agents that originate or administer loans.

The subsection entitled “Investment in Syndicated Bank Loans Risk” in the section entitled “Additional Information Regarding Investment Objectives and Strategies” beginning on page 20 in the Prospectus is replaced in its entirety with the following:

Investment in Syndicated Loans Risk – Syndicated bank loans and bridge loans incur some of the same risks as other debt securities, such as prepayment risk, credit risk, interest rate risk, liquidity risk and risks found with high yield securities. These loans may be issued in connection with highly leveraged transactions, such as restructurings, leveraged buyouts, leveraged recapitalizations and other types of acquisition financing. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. As such, such loans may be part of highly leveraged transactions and involve a significant risk that the borrower may default or go into bankruptcy.

Syndicated bank loans are subject to the risk that the scheduled interest or principal payments will not be paid. Lower rated syndicated bank loans and debt securities (those of less than investment grade quality), involve greater risk of default on interest and principal payments than higher-rated syndicated bank loans and securities. In the event that a non-payment occurs, the value of that obligation likely will decline. In turn, the net asset value of shares of a Fund investing in such investments also would decline. Generally, the lower the rating category, the more risky is the investment. Debt securities rated below BBB by S&P or Moody’s are considered to have speculative characteristics and are commonly referred to as “junk bonds.” Junk bonds entail default and other risks greater than those associated with higher-rated securities. Syndicated bank loans are generally subject to less credit risk than junk bonds. They have features that junk bonds generally do not have. They are senior obligations of the borrower or issuer, are secured by collateral, and generally are subject to certain restrictive covenants in favor of the lenders or security-holders that invest in them.

Syndicated bank loans generally offer a floating interest rate. Syndicated bank loans may decline in value if their interest rates do not rise as much or as fast as interest rates in general.

Bridge loans are short-term loan arrangements (e.g., maturities that are generally less than one year) typically made by an obligor following the failure of the obligor to secure other intermediate-term or long-term permanent financing. A bridge loan remains outstanding until more permanent financing, often in the form of high yield notes, can be obtained. Most bridge loans have a step-up provision under which the interest rate increases incrementally the longer the loan remains outstanding so as to incentivize the obligor to refinance as quickly as possible. In exchange for entering into a bridge loan, a Fund typically will receive a commitment fee and interest payable under the bridge loan and may also have other expenses reimbursed by the obligor. Liquid assets are maintained to cover bridge loan commitments to avoid “senior securities” concerns. Bridge loans may be subordinate to other debt and generally are unsecured. They also often are illiquid and difficult to value.

Impairment of Collateral – Syndicated bank loans generally are secured by specific collateral of the borrowers and often are senior to most other securities of the borrower (e.g., common stock or debt instruments) in the event of bankruptcy. However, the collateral can be difficult to liquidate and the value of the collateral can decline or be insufficient to meet the obligations of the borrower. As a result, a syndicated bank loan may not be fully collateralized and can decline significantly in value. As a result, a Fund might not receive payments to which it is entitled.

Limited Liquidity – Although the resale, or secondary, market for syndicated bank loans and bridge loans is growing, it is currently limited. There is no organized exchange or board of trade on which such loans are traded. Instead, the secondary market for syndicated bank loans is an unregulated inter-dealer or inter-bank re-sale market. Syndicated bank loans usually trade in large denominations (typically $1 million and higher), and trades can be infrequent. The market has limited transparency so that information about actual trades may be difficult to obtain. Accordingly, some of the syndicated bank loans in which a Fund may invest will be relatively illiquid. In addition, syndicated bank loans in which a Fund may invest may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede a Fund’s ability to sell syndicated bank loans and may adversely affect the price that can be obtained. A Fund may have difficulty disposing of syndicated bank loans if cash is needed to pay redemption requests, to pay dividends, to pay expenses or to take advantage of new investment opportunities. These considerations may cause a Fund to sell securities at lower prices than it otherwise would consider to meet cash needs, or may cause a Fund to maintain a greater portion of its assets in cash equivalents than it otherwise would, which could negatively affect performance.

A Fund values its assets daily. However, because the secondary market for syndicated bank loans and bridge loans is limited, they may be difficult to value. Market quotations may not be readily available for some loans or may be volatile and/or subject to large spreads between bid and ask prices, and valuation may require more research than for other securities. In addition, elements of judgment may play a greater role in valuation than for securities with a more active secondary market, because there is less reliable, objective market value data available.

A Fund may be in possession of material non-public information about a borrower as a result of its ownership of a loan and/or corporate debt security of a borrower. Because U.S. laws and regulations generally prohibit trading in securities of issuers while in possession of material, non-public information, a Fund might be unable to trade securities of such a transaction in a security of such a borrower when it would otherwise be advantageous to do so and, as such, could incur a loss.

SAI

The following paragraphs are added to the end of the subsection entitled “Syndicated Bank Loans” in the section entitled “Investment Methods and Risk Factors” beginning on page 16 in the SAI:

Bridge loans are short-term loan arrangements (e.g., maturities that are generally less than one year) typically made by an obligor following the failure of the obligor to secure other intermediate-term or long-term permanent financing. A bridge loan remains outstanding until more permanent financing, often in the form of high yield notes, can be obtained. Most bridge loans have a step-up provision under which the interest rate increases incrementally the longer the loan remains outstanding so as to incentivize the obligor to refinance as quickly as possible. In exchange for entering into a bridge loan, a Fund typically will receive a commitment fee and interest payable under the bridge loan and may also have other expenses reimbursed by the obligor. Liquid assets are maintained to cover bridge loan commitments to avoid “senior securities” concerns. Bridge loans may be subordinate to other debt and generally are unsecured. They also often are illiquid and difficult to value.

Unfunded commitments are contractual obligations pursuant to which a Fund agrees in writing to make one or more loans up to a specified amount at one or more future dates. The underlying loan documentation sets out the terms and conditions of the lender’s obligation to make the loans as well as the economic terms of such loans. The portion of the amount committed by a lender that the borrower has not drawn down is referred to as “unfunded.” Loan commitments may be traded in the secondary market through dealer desks at large commercial and investment banks although these markets are generally not considered liquid. They also are difficult to value. Typically, a Fund receives a commitment fee for amounts that remain unfunded under its commitment. Unfunded commitments may subject the Fund to similar risks to the risks described under “When-Issued and Forward Commitment Securities” and “TBA Purchase Commitments” discussed below.

Unfunded loan commitments expose lenders to credit risk. A lender typically is obligated to advance the unfunded amount of a loan commitment at the borrower’s request, subject to satisfaction of certain contractual conditions, such as the absence of a material adverse change. Borrowers with deteriorating creditworthiness may continue to satisfy their contractual conditions and therefore be eligible to borrow at times when the lender might prefer not to lend. In addition, a lender may have assumptions as to when a borrower may draw on an unfunded loan commitment when the lender enters into the commitment. If the borrower does not draw as expected, the commitment may not prove as attractive an investment as originally anticipated.

Since a Fund with a bridge loan or an unfunded loan commitment has a contractual obligation to lend money on short notice, it will maintain liquid assets in an amount at least equal in value to the amount of the loan or commitment. Liquid assets are maintained to cover “senior securities transactions” which may include, but are not limited to, a bridge loan or unfunded loan commitment. The value of “senior securities” holdings is marked-to-market daily to ensure proper coverage.

Please Retain This Supplement for Future Reference

GIFI-SUP2